SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Accrued Liabilities
As of June 30, 2017 and December 31, 2016, the Company’s accrued liabilities consisted of the following:

	June 30, 2017	December 31, 2016
	($ in thousands)
Accrued bonus	$1,894	$-
Accrued drilling costs	2,407	1,331
Revenue payable	3,310	1,313
Accrued costs related to divestiture of DJ Basin properties	584	-
Accrued payroll tax withholding	237	-
Other accrued liabilities	718	62
	$9,150	$2,706

Schedules of Concentration of Risk, by Risk Factor
During the six months ended June 30, 2017 and 2016, the Company’s major customers as a percentage of total revenue consisted of the following:

	Six Months Ended June 30,
	2017	2016
Texican Natural Gas Company	80%	75%
Energy Transfer Partners, L.P.	20%	16%
Others below 10%	-%	9%
	100%	100%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company had the following shares of common stock equivalents at June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
Stock Options	7,158,500	5,956,833
Restricted Stock Units	9,999	149,584
Restricted Stock	1,249,152	1,068,305
Series B Preferred Stock	-	15,454,545
Stock Purchase Warrants (1)	12,523,045	12,392,776
Conversion of Term Loan	13,572,950	-
	34,513,646	35,022,043

(1)	Exclude 3,522,735 warrants exercisable at $0.01 per share as of December 31, 2016. There were no warrants exercisable at $0.01 per share as of June 30, 2017.

The Company had the following shares of Common Stock equivalents at December 31, 2016 and 2015:

	December 31,
	2016	2015
Stock Options	5,956,833	6,083,333
Restricted Stock Units	149,584	1,869,000
Restricted Stock	1,068,305	-
Series A Preferred Stock	-	3,112,033
Series B Preferred Stock	15,454,545	-
Stock Purchase Warrants	12,392,776	24,383,161
Convertible Debentures	-	3,423,233
Convertible Bridge Notes	-	5,900,004
	35,022,043	44,770,764